Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	R 104	R 89
Total guarantees
Disclosure of contingent liabilities [line items]
Guarantees	622	622
Guarantees and suretyships
Disclosure of contingent liabilities [line items]
Guarantees	143	143
Environmental guarantees
Disclosure of contingent liabilities [line items]
Guarantees	R 479	R 479